                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended June 30, 2001.

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               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 102           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 27th day of July, 2001.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

                            Conifer Securities, LLC
                                    FORM 13F
                                     CIMCO
                                 June 30, 2001


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
                                                                                                               ----------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 COM CORP                     COM              885535104      462    97286 SH       DEFINED                          97286
ALLEGHENY ENERGY INC           COM              017361106     2563    53509 SH       DEFINED                          53509
AMERICAN INTL GRP              COM              026874107      242     2811 SH       DEFINED                           2811
AMERICAN EAGLE OUTFITTERS      COM              02553E106     1887    53559 SH       DEFINED                          53559
AMERICAN GENERAL CORPORATION   COM              026351106     5088   109534 SH       DEFINED                         109534
AMERICAN GREETINGS CORP CL A   COM              026375105     1596   145090 SH       DEFINED                         145090
AQUILA INC CL A                COM              03840J106      986    40009 SH       DEFINED                          40009
AT&T                           COM              001957109     1751    79585 SH       DEFINED                          79585
BAXTER INTL INC CONTINGENT PAY COM              071813109        0    25000 SH       DEFINED                          25000
BAY VIEW CAPITAL CORP          COM              07262L101     1419   189718 SH       DEFINED                         189718
BELLSOUTH CORP                 COM              079860102     1065    26446 SH       DEFINED                          26446
BERGEN BRUNSWIG CORP           COM              083739102     1062    53723 SH       DEFINED                          53723
BEST BUY CO                    COM              086516101      927    14593 SH       DEFINED                          14593
BLUE WAVE SYSTEMS INC.         COM              086081104      175    24233 SH       DEFINED                          24233
C R BARD INC                   COM              067383109     1070    18788 SH       DEFINED                          18788
CALLOWAY GOLF                  COM              131193104      999    63238 SH       DEFINED                          63238
CALPINE CORP                   COM              131347106     4413   116751 SH       DEFINED                         116751
CMS ENERGY CORP                COM              125896308     2538    74143 SH       DEFINED                          74143
COX COMM. INC NEW INCOME PRIDE COM              224044305     2903    50059 SH       DEFINED                          50059
DEERE & CO                     COM              244199105      505    13338 SH       DEFINED                          13338
DIME SAVINGS                   COM              25429Q102      875    23481 SH       DEFINED                          23481
DOMINION RESOURCES             COM              25746U109     3510    58374 SH       DEFINED                          58374
DONALDSON LUFKIN & JENRETTE    COM              257661108      152    32085 SH       DEFINED                          32085
DOW CHEMICAL CO.               COM              260543103     3235    97292 SH       DEFINED                          97292
DYNEGY INC                     COM                            2488    53509 SH       DEFINED                          53509
EMCOR GROUP INC.               COM              29084Q100     6778   187494 SH       DEFINED                         187494
ETHAN ALLEN INTERIORS          COM              297602104      416    12793 SH       DEFINED                          12793
FDX CORP                       COM              31304N107      322     7998 SH       DEFINED                           7998
GALILEO INT'L                  COM              363547100     3052    93912 SH       DEFINED                          93912
GENERAL ELECTRIC               COM              369604103     8308   170420 SH       DEFINED                         170420
GENERAL MOTORS CLASS H         COM              370442832     2373   117190 SH       DEFINED                         117190
GENERAL SEMICONDUCTOR CORP     COM              370787103      658    62905 SH       DEFINED                          62905
GEORGIA PACIFIC GROUP (TIMBER  COM              373298702      373    10446 SH       DEFINED                          10446
GULF CANADA RESOURCES          COM              40218L305     1768   218214 SH       DEFINED                         218214
HARCOURT GENERAL               COM              41163G101     1367    23486 SH       DEFINED                          23486
HONEYWELL                      COM              438506107     1068    30527 SH       DEFINED                          30527
HOUGHTON MIFFLIN CO            COM              441560109     1860    31035 SH       DEFINED                          31035
HS RES INC                     COM              404297103      938    14546 SH       DEFINED                          14546
IBP INC                        COM              449223106      830    32875 SH       DEFINED                          32875
ICN PHARMACEUTICALS INC NEW    COM              448924100     4078   128560 SH       DEFINED                         128560
INFORMIX CORP.                 COM              456779107      287    49175 SH       DEFINED                          49175
INVERNESS MED TECHNOLOGY       COM              461268104     1233    33330 SH       DEFINED                          33330
KOHLS CORP                     COM              500255104     4815    76761 SH       DEFINED                          76761
LANTRONIX INC                  COM              516548104      551    53494 SH       DEFINED                          53494
LOUIS DREYFUS NAT GAS CORP     COM              546011107      911    26127 SH       DEFINED                          26127
LYONDELL PETROCHEMICAL CO      COM              552078107     1484    96479 SH       DEFINED                          96479
MARINE DRILLING CO INC         COM              568240204     1144    60217 SH       DEFINED                          60217
MASTEC INC                     COM              576323109      485    36775 SH       DEFINED                          36775
MEDIAONE GROUP -PIES-          COM                            1094    40652 SH       DEFINED                          40652
MINIMED INC                    COM              60365K108     1142    23785 SH       DEFINED                          23785
NEWPORT NEWS SHIPBUILDING      COM              652228107      575     9394 SH       DEFINED                           9394
NIAGARA MOHAWK HLDGS INC       COM              635520106     2446   138249 SH       DEFINED                         138249
NISOURCE INC PREMIUM INCOME EQ COM              65473p303     1724    34917 SH       DEFINED                          34917

                            Conifer Securities, LLC
                                    FORM 13F
                                     CIMCO
                                 June 30, 2001


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
                                                                                                               ----------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NOVA CORP-GA                   COM              669784100     2135    67885 SH       DEFINED                          67885
OCEAN ENERGY INC               COM              67481E106     1030    59031 SH       DEFINED                          59031
ODETICS INC CLASS A            COM              676065204       63    28831 SH       DEFINED                          28831
POLUMEDICA CORP                COM              731738100      630    15566 SH       DEFINED                          15566
PORTUGAL TELECOM SGPS SA SPONS COM              737273102      536    77641 SH       DEFINED                          77641
PPL MANDATORY PREFERRED 5/18/0 COM              69352F204     3400   133871 SH       DEFINED                         133871
PRIDE INTL INC                 COM              741932107     1716    90312 SH       DEFINED                          90312
PULTE CORP                     COM              745867101      352     8258 SH       DEFINED                           8258
QUAKER OATS                    COM              747402105     1285    14087 SH       DEFINED                          14087
QUANTA SERVICES INC            COM              74762E102     1959    88889 SH       DEFINED                          88889
REDBACK NETWORKS INC           COM                             434    48648 SH       DEFINED                          48648
REMEDY CORP                    COM              759548100      823    23645 SH       DEFINED                          23645
RGS ENERGY GROUP INC           COM              74956K104     2279    60765 SH       DEFINED                          60765
RYLAND GROUP INC               COM              783764103      247     4865 SH       DEFINED                           4865
SAWTEK INC                     COM              805468105      685    29095 SH       DEFINED                          29095
SBC COMMUNICATIONS INC.        COM              78387G103     1258    31404 SH       DEFINED                          31404
SEAGATE ESCROW SHARES          COM              811804988        0    54704 SH       DEFINED                          54704
SIMPLE TECHNOLOGY INC          COM              828820100      458   183352 SH       DEFINED                         183352
SOFTWARE AG SYSTEMS ESCROW SHA COM                               0    99400 SH       DEFINED                          99400
SOUTHERN CO.                   COM              842587107     3739   160834 SH       DEFINED                         160834
SPIEKER PROPERTIES             COM              848497103     3639    60706 SH       DEFINED                          60706
STONE ENERGY CORP              COM              861642106     1476    33324 SH       DEFINED                          33324
STRUCTURAL DYNAMICS RES        COM              863555108     2576   105146 SH       DEFINED                         105146
SUIZA FOODS CORP               COM              865077101     1363    25675 SH       DEFINED                          25675
TALBOTS INC                    COM              874161102     1441    32938 SH       DEFINED                          32938
TARGET CORPORATION             COM              87612E106     1731    50029 SH       DEFINED                          50029
TEXACO                         COM              881694103     1578    23687 SH       DEFINED                          23687
TOSCO CORP NEW                 COM              891490302     1485    33717 SH       DEFINED                          33717
TYSON FOODS                    COM              902494103      448    48648 SH       DEFINED                          48648
ULTRAMAR DIAMOND SHAMROCK CORP COM              904000106      916    19395 SH       DEFINED                          19395
UNIT CORP                      COM              909218109     1016    64113 SH       DEFINED                          64113
UTILICORP UTD                  COM              918005109    12747   417259 SH       DEFINED                         417259
VERIZON COMMUNICATIONS         COM              92343V104     1713    32012 SH       DEFINED                          32012
WACHOVIA CORP NEW              COM              929771103     1702    23928 SH       DEFINED                          23928
WILLBROS GROUP                 COM              969199108     1655   127320 SH       DEFINED                         127320
WISCONSIN CENTRAL              COM              976592105     2049   122483 SH       DEFINED                         122483
WORLDCOM INC                   COM              98157D106      423    29822 SH       DEFINED                          29822


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